Notes on the consolidated statements of operations (Details 22) - Spark Networks Inc - 2007 Omnibus incentive plan prior merger	Dec. 31, 2017 EUR (€) Share	Dec. 31, 2016 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options	163,270	236,670
March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 20.87
Number of Options	1,750
July 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 10.10
Number of Options	24,735
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 10
Number of Options	12,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 53.7
Number of Options	20,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 34.5
Number of Options	5,000
March 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 30.7
Number of Options	3,750
August 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 14.5
Number of Options	5,000
September 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 18.6
Number of Options	250
March 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 10
Number of Options	2,400
March 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | €	€ 10.1
Number of Options	88,385